29. EMPLOYEE BENEFIT PLANS (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Remeasurements
Accrued benefit liabilities, at end of year	$ 32,235	$ 40,065
Present value of defined benefit obligation [Member]
Change in benefit obligations
Benefit obligation, at beginning of year	331,677	302,973
Current service cost	6,181	5,984
Remeasurements
Actuarial gains arising from plan experience	(1,719)	2,886
Actuarial gains from change in demographic assumptions	(9,435)	13
Actuarial gains from changes in financial assumptions	(14,552)	17,503
Contributions by plan participants	1,146
Foreign exchange	297	(246)
Other	(29)	62
Benefit obligation, at end of year	315,299	331,677
Change in fair value of plan assets
Contributions by plan participants		1,168
Interest income	11,666	11,853
Benefits paid	(9,933)	(10,519)
Plan assets [Member]
Change in fair value of plan assets
Fair value of plan assets, at beginning of year	(291,612)	(266,255)
Contributions by plan participants	(1,146)	(1,168)
Contributions by employer	(8,452)	(9,633)
Interest income	(10,178)	(10,342)
Benefits paid	9,933	10,519
Remeasurements
Return on plan assets, excluding interest income	17,951	(15,231)
Administrative costs	440	498
Fair value of plan assets, at end of year	(283,064)	(291,612)
Pension plans [Member]
Remeasurements
Accrued benefit liabilities, at end of year	10,905	16,169
Pension plans [Member] | Present value of defined benefit obligation [Member]
Change in benefit obligations
Benefit obligation, at beginning of year	307,781	280,585
Current service cost	5,905	5,741
Interest expense	10,836	10,992
Remeasurements
Actuarial gains arising from plan experience	(1,018)	2,748
Actuarial gains from change in demographic assumptions	(8,363)
Actuarial gains from changes in financial assumptions	(13,125)	16,244
Benefits paid	(9,190)	(9,769)
Contributions by plan participants	1,146	1,168
Foreign exchange
Other	(3)	72
Benefit obligation, at end of year	293,969	307,781
Change in fair value of plan assets
Fair value of plan assets, at beginning of year	(291,612)	(266,255)
Contributions by plan participants	(1,146)	1,168
Contributions by employer	(7,709)	(8,883)
Interest income	(10,178)	(10,342)
Benefits paid	9,190	9,769
Remeasurements
Return on plan assets, excluding interest income	17,951	(15,231)
Administrative costs	440	498
Fair value of plan assets, at end of year	(283,064)	(291,612)
Pension plans [Member] | Plan assets [Member]
Change in fair value of plan assets
Fair value of plan assets, at beginning of year	(291,612)	(266,255)
Contributions by plan participants	(1,146)	(1,168)
Contributions by employer	(7,709)	(8,883)
Interest income	(10,178)	(10,342)
Benefits paid	9,190	9,769
Remeasurements
Return on plan assets, excluding interest income	17,951	(15,231)
Administrative costs	440	498
Fair value of plan assets, at end of year	(283,064)	(291,612)
Other post-employment benefit plans [Member]
Remeasurements
Accrued benefit liabilities, at end of year	21,330	23,896
Other post-employment benefit plans [Member] | Present value of defined benefit obligation [Member]
Change in benefit obligations
Benefit obligation, at beginning of year	23,896	22,388
Current service cost	276	243
Interest expense		861
Remeasurements
Actuarial gains arising from plan experience	(701)	138
Actuarial gains from change in demographic assumptions	(1,072)	13
Actuarial gains from changes in financial assumptions	(1,427)	1,259
Benefits paid		(750)
Contributions by plan participants
Foreign exchange	297	(246)
Other	(26)	(10)
Benefit obligation, at end of year	21,330	23,896
Change in fair value of plan assets
Contributions by plan participants
Interest income	830	861
Benefits paid	(743)	(750)
Other post-employment benefit plans [Member] | Plan assets [Member]
Change in fair value of plan assets
Fair value of plan assets, at beginning of year
Contributions by plan participants
Contributions by employer	(743)	(750)
Interest income
Benefits paid	743	750
Remeasurements
Return on plan assets, excluding interest income
Administrative costs
Fair value of plan assets, at end of year